CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE RELATED PARTIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total Convertible Notes	$ 635,714	$ 1,956,922	$ 1,564,080
Various Convertible Notes [Member]
Short-term Debt [Line Items]
Total Convertible Notes	43,500	43,500	43,500
Ylimit, LLCC convertible Notes [Member]
Short-term Debt [Line Items]
Total Convertible Notes		1,336,208	882,500
Golock Capital, LLC Convertible Notes [Member]
Short-term Debt [Line Items]
Total Convertible Notes	339,010	339,011	339,011
GSH Note [Member]
Short-term Debt [Line Items]
Total Convertible Notes	165,000
Other Convertible Notes [Member]
Short-term Debt [Line Items]
Total Convertible Notes	$ 88,204	$ 238,203	$ 299,069